Derivative Instruments and Hedging Activities - Forward Foreign Exchange Contracts (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CZK (Kč)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 HUF (Ft)	Dec. 31, 2024 NZD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 NZD ($)
Forward exchange contracts | United Kingdom, Pounds
Derivative [Line Items]
US Dollar Amount or Notional Amount	£ 0.2	$ 0.3							£ 0.5
Derivative Liability, Notional Amount										$ 0.6
Weighted average exchange rate per $1 USD	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
Forward exchange contracts | Czech Republic, Koruna
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 7.7	Kč 180,000,000								Kč 180,000,000
Derivative Liability, Notional Amount										$ 7.7
Weighted average exchange rate per $1 USD	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
Forward exchange contracts | Euro Member Countries, Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 14.6		€ 13.9								€ 0.6
Derivative Liability, Notional Amount										$ 0.5
Weighted average exchange rate per $1 USD	0.94	0.94	0.94	0.94	0.94	0.94	0.94	0.94	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Forward exchange contracts | Canada, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 6.2			$ 8.5								$ 21.4
Derivative Liability, Notional Amount										$ 15.9
Weighted average exchange rate per $1 USD	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
Forward exchange contracts | PLN
Derivative [Line Items]
Derivative Liability, Notional Amount										$ 3.0
Weighted average exchange rate per $1 USD									18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
Forward exchange contracts | Mexico, Pesos
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 1.0				$ 20,700,000								$ 56,700,000
Weighted average exchange rate per $1 USD	20.43	20.43	20.43	20.43	20.43	20.43	20.43	20.43
Forward exchange contracts | Hungary, Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 15.0					Ft 5,612,800,000								Ft 1,450,000,000
Derivative Liability, Notional Amount										$ 4.0
Weighted average exchange rate per $1 USD	373.74	373.74	373.74	373.74	373.74	373.74	373.74	373.74	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
Forward exchange contracts | New Zealand, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 1.7						$ 2.7								$ 73.9
Derivative Liability, Notional Amount										$ 45.3
Weighted average exchange rate per $1 USD	1.67	1.67	1.67	1.67	1.67	1.67	1.67	1.67	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 345.0								$ 1,700.0
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | United Kingdom, Pounds
Derivative [Line Items]
US Dollar Amount or Notional Amount	£ 0.2	$ 0.3								0.5
Derivative Liability, Notional Amount										$ 0.6
Weighted average exchange rate per $1 USD	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.77	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Czech Republic, Koruna
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 7.7	Kč 180,000,000							$ 180.0
Derivative Liability, Notional Amount										$ 7.7
Weighted average exchange rate per $1 USD	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Euro Member Countries, Euro
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 14.6		€ 13.9						$ 0.6
Derivative Liability, Notional Amount										$ 0.5
Weighted average exchange rate per $1 USD	0.94	0.94	0.94	0.94	0.94	0.94	0.94	0.94	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Canada, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 6.2			$ 8.5					$ 21.4
Derivative Liability, Notional Amount										$ 15.9
Weighted average exchange rate per $1 USD	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.37	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Mexico, Pesos
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 1.0				$ 20,700,000				$ 56.7
Derivative Liability, Notional Amount										$ 3.0
Weighted average exchange rate per $1 USD	20.43	20.43	20.43	20.43	20.43	20.43	20.43	20.43	18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | Hungary, Forint
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 15.0					Ft 5,612,800,000			$ 1,450.0
Derivative Liability, Notional Amount										$ 4.0
Weighted average exchange rate per $1 USD	373.74	373.74	373.74	373.74	373.74	373.74	373.74	373.74	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
LIONS GATE ENTERTAINMENT CORP [Member] | Forward exchange contracts | New Zealand, Dollars
Derivative [Line Items]
US Dollar Amount or Notional Amount		$ 1.7						$ 2.7		$ 73.9
Derivative Liability, Notional Amount										$ 45.3
Weighted average exchange rate per $1 USD	1.67	1.67	1.67	1.67	1.67	1.67	1.67	1.67	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64